COMMITMENTS AND CONTINGENCIES - Purchase commitment (Details) - purchase commitment related to vehicles, research and development services and other operating expenses $ in Thousands	Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 137,245
More than one year	20
Total	$ 137,265